Stock-based compensation (Details 3)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected term		0 years
Risk free interest rates, minimum	0.71%		1.23%
Risk free interest rates, maximum	1.14%		2.84%
Risk free interest rates		0.00%
Expected volatility, minimum	81.27%		78.36%
Expected volatility, maximum	86.68%		81.98%
Expected volatility		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months		5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years		7 years